Basis of Presentation and General Information (Details Narrative) - USD ($)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2022	Nov. 18, 2013	Dec. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entity Incorporation, Date of Incorporation	May 30, 2013
Working capital deficit	$ 1,900,000		$ 13,800,000
Percentage of time charter revenue	100.00%		100.00%
Revenue Benchmark [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of time charter revenue	10.00%
Dynagas Holding Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	42.40%
Dynagas Holding Ltd [Member] | $30 million Sponsor Facility [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Line of credit facility, maximum borrowing capacity	$ 30,000,000	$ 30,000,000
Line of Credit Facility, Expiration Date	November 2023
Description of scope, credit facility	to be used for general Partnership purposes
General Partner [Member] | Dynagas Holding Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
General Partner Interest in Dynagas LNG Partners LP	0.10%
IPO [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Initial Offering Period	November 18, 2013
IPO [Member] | Common [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Limited Partners Capital Account Units Offered		8,250,000
Shares Issued, Price Per Share		$ 18.00
IPO [Member] | Common [Member] | Dynagas Holding Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Limited Partners Capital Account Units Offered		4,250,000
Shares Issued, Price Per Share		$ 18.00